Stock appreciation rights (SARs) (Tables) - Stock Appreciation Rights (SARs) [Member]	6 Months Ended
Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Awards, Simulation Inputs and Outputs
A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
Grant Date	SARs Awarded	Exercise Price	Vesting Period	Grant Price	Dividend Yield	Risk-free rate of Return	Expected Volatility	Weighted Average Fair Value @ grant date	Average Expected Exercise Life	Valuation Method
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs	Monte Carlo
01-Sep-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs	Monte Carlo
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs	Monte Carlo
15-Jan-16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 - 5.0 yrs	Monte Carlo
04-Apr-18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07-Mar-19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes

Movement of shares	Changes in the SARs for the period ended June 30, 2019 are set forth below:

	No. of Units	Weighted average exercise price
Balance as at January 1, 2019	1,984,983	$7.72
SARs granted during the six months ended June 30, 2019	560,000	$5.10
Balance as at June 30, 2019 (none of which are exercisable or convertible)	2,544,983	$7.15

Schedule of Cost Related to Non-vested Awards Expected to be recognized	The total cost related to non-vested awards expected to be recognized through 2022 is set forth below:
Period	TOTAL
2019	1,496,171
2020	1,262,129
2021	373,333
2022	62,222
3,193,855